Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
October 31, 2022
T05-NPRT1-1222
1.9584811.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 18.3%
Biotechnology – 18.3%
2seventy bio, Inc. (a)	18,522	$ 294,129
4D Molecular Therapeutics, Inc. (a)	15,617	135,243
AbbVie, Inc.	933,912	136,724,717
ACADIA Pharmaceuticals, Inc. (a)	65,099	1,043,537
Adicet Bio, Inc. (a)	9,401	155,022
Agenus, Inc. (a)	124,308	312,013
Agios Pharmaceuticals, Inc. (a)	25,644	706,236
Akero Therapeutics, Inc. (a)	15,454	653,086
Albireo Pharma, Inc. (a)	9,118	187,101
Alector, Inc. (a)	29,020	266,984
Alkermes PLC (a)	86,453	1,962,483
Allogene Therapeutics, Inc. (a)	46,090	474,727
Allovir, Inc. (a)	24,390	169,023
Alnylam Pharmaceuticals, Inc. (a)	63,925	13,249,096
ALX Oncology Holdings, Inc. (a)	9,590	116,423
Amgen, Inc.	282,323	76,326,023
Amicus Therapeutics, Inc. (a)	112,666	1,126,660
AnaptysBio, Inc. (a)	9,361	270,065
Anavex Life Sciences Corp. (a)	41,153	500,832
Anika Therapeutics, Inc. (a)	7,368	209,399
Apellis Pharmaceuticals, Inc. (a)	44,892	2,715,517
Arcturus Therapeutics Holdings, Inc. (a)	12,915	228,596
Arcus Biosciences, Inc. (a)	22,692	578,192
Arcutis Biotherapeutics, Inc. (a)	21,643	382,648
Arrowhead Pharmaceuticals, Inc. (a)	53,027	1,845,870
Atara Biotherapeutics, Inc. (a)	40,728	189,792
Aurinia Pharmaceuticals, Inc. (a)	63,450	515,849
Avid Bioservices, Inc. (a)	33,325	564,526
Avidity Biosciences, Inc. (a)	19,726	281,687
Beam Therapeutics, Inc. (a)	29,631	1,305,542
BioCryst Pharmaceuticals, Inc. (a)	97,338	1,299,462
Biogen, Inc. (a)	77,400	21,938,256
BioMarin Pharmaceutical, Inc. (a)	97,888	8,480,037
Bioxcel Therapeutics, Inc. (a)	10,004	125,950
Blueprint Medicines Corp. (a)	31,392	1,627,361
Bridgebio Pharma, Inc. (a)	35,269	367,856
C4 Therapeutics, Inc. (a)	17,814	171,371
CareDx, Inc. (a)	28,128	560,028
Caribou Biosciences, Inc. (a)	25,364	247,045
Catalyst Pharmaceuticals, Inc. (a)	51,246	710,782
Celldex Therapeutics, Inc. (a)	19,827	696,523
Celularity, Inc. (a)	14,409	33,573
Cerevel Therapeutics Holdings, Inc. (a)	31,771	888,317
Chimerix, Inc. (a)	47,099	83,365
Chinook Therapeutics, Inc. (a)	20,736	451,008
Coherus Biosciences, Inc. (a)	32,152	279,722
Crinetics Pharmaceuticals, Inc. (a)	19,996	369,126

	Shares	Value

CRISPR Therapeutics AG (a)	39,329	$ 2,058,480
Cullinan Oncology, Inc. (a)	8,241	108,287
Cytokinetics, Inc. (a)	42,891	1,872,621
Deciphera Pharmaceuticals, Inc. (a)	21,414	347,335
Denali Therapeutics, Inc. (a)	45,645	1,309,099
DermTech, Inc. (a)	8,970	28,883
Dynavax Technologies Corp. (a)	63,248	724,190
Dyne Therapeutics, Inc. (a)	14,492	165,209
Eagle Pharmaceuticals, Inc. (a)	6,510	204,870
Editas Medicine, Inc. (a)	35,668	447,633
Emergent BioSolutions, Inc. (a)	24,665	514,512
Enanta Pharmaceuticals, Inc. (a)	10,482	472,843
EQRx, Inc. (a)	76,491	393,164
Erasca, Inc. (a)	14,665	119,813
Exact Sciences Corp. (a)	92,710	3,224,454
Exelixis, Inc. (a)	169,696	2,813,560
Fate Therapeutics, Inc. (a)	41,294	863,870
FibroGen, Inc. (a)	47,486	773,072
Generation Bio Co. (a)	23,804	121,876
Geron Corp. (a)	176,581	392,010
Gilead Sciences, Inc.	662,901	52,011,212
Gossamer Bio, Inc. (a)	26,899	298,579
GreenLight Biosciences Holdings PBC (a)	25,661	45,677
Halozyme Therapeutics, Inc. (a)	72,711	3,476,313
Heron Therapeutics, Inc. (a)	62,173	239,366
Horizon Therapeutics PLC (a)	115,917	7,223,947
Humacyte, Inc. (a)	26,979	92,943
Ideaya Biosciences, Inc. (a)	20,218	341,482
IGM Biosciences, Inc. (a)	5,607	112,140
Imago Biosciences, Inc. (a)	7,958	135,286
ImmunityBio, Inc. (a)	62,374	343,057
ImmunoGen, Inc. (a)	104,789	622,447
Immunovant, Inc. (a)	23,025	257,880
Incyte Corp. (a)	99,355	7,386,051
Inhibrx, Inc. (a)	12,846	413,384
Inovio Pharmaceuticals, Inc. (a)	122,740	265,118
Insmed, Inc. (a)	70,316	1,217,873
Intellia Therapeutics, Inc. (a)	35,978	1,898,919
Intercept Pharmaceuticals, Inc. (a)	13,163	182,571
Invitae Corp. (a)	118,542	305,838
Ionis Pharmaceuticals, Inc. (a)	67,395	2,978,859
Iovance Biotherapeutics, Inc. (a)	61,821	577,408
Ironwood Pharmaceuticals, Inc. (a)	72,246	790,371
iTeos Therapeutics, Inc. (a)	10,116	197,060
IVERIC bio, Inc. (a)	43,598	1,042,864
Karuna Therapeutics, Inc. (a)	14,094	3,091,378
Karyopharm Therapeutics, Inc. (a)	35,599	169,451
Keros Therapeutics, Inc. (a)	7,614	383,289
Kezar Life Sciences, Inc. (a)	25,156	189,047
Kiniksa Pharmaceuticals Ltd. Class A (a)	16,165	184,604

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Kodiak Sciences, Inc. (a)	19,306	$ 138,617
Krystal Biotech, Inc. (a)	9,518	728,127
Kura Oncology, Inc. (a)	31,006	481,213
Kymera Therapeutics, Inc. (a)	17,935	544,148
Lexicon Pharmaceuticals, Inc. (a)	40,044	86,095
Ligand Pharmaceuticals, Inc. (a)	8,804	771,671
MacroGenics, Inc. (a)	24,448	125,174
Madrigal Pharmaceuticals, Inc. (a)	6,233	441,421
MannKind Corp. (a)	123,450	417,261
MeiraGTx Holdings PLC (a)	15,006	109,094
Mersana Therapeutics, Inc. (a)	39,547	310,839
Merus N.V. (a)	15,954	327,057
MiMedx Group, Inc. (a)	38,284	113,321
Mirati Therapeutics, Inc. (a)	20,714	1,394,466
Mirum Pharmaceuticals, Inc. (a)	10,464	235,963
Moderna, Inc. (a)	178,683	26,861,415
Monte Rosa Therapeutics, Inc. (a)	11,465	105,478
Morphic Holding, Inc. (a)	11,181	313,180
Myovant Sciences Ltd. (a)	23,348	624,326
Myriad Genetics, Inc. (a)	43,028	892,401
Natera, Inc. (a)	48,245	2,265,585
Neurocrine Biosciences, Inc. (a)	50,490	5,812,409
Novavax, Inc. (a)	41,382	921,577
Nurix Therapeutics, Inc. (a)	17,537	223,246
Ocugen, Inc. (a)	117,293	201,744
Opko Health, Inc. (a)	233,245	443,166
Organogenesis Holdings, Inc. (a)	30,254	99,233
PMV Pharmaceuticals, Inc. (a)	10,676	131,422
Point Biopharma Global, Inc. (a)	35,522	331,420
Praxis Precision Medicines, Inc. (a)	19,055	37,538
Precigen, Inc. (a)	61,139	99,045
Prometheus Biosciences, Inc. (a)	5,510	289,385
Protagonist Therapeutics, Inc. (a)	20,440	165,564
Prothena Corp. PLC (a)	17,388	1,068,319
PTC Therapeutics, Inc. (a)	33,925	1,283,044
Radius Health, Inc. (a)	20,244	1,620
Rapt Therapeutics, Inc. (a)	12,851	280,409
Recursion Pharmaceuticals, Inc. Class A (a)	25,175	265,596
Regeneron Pharmaceuticals, Inc. (a)	57,093	42,748,384
REGENXBIO, Inc. (a)	19,030	450,440
Relay Therapeutics, Inc. (a)	41,056	912,264
Repare Therapeutics, Inc. (a)	10,563	159,079
Replimune Group, Inc. (a)	12,706	233,282
REVOLUTION Medicines, Inc. (a)	31,341	634,969
Rhythm Pharmaceuticals, Inc. (a)	19,842	499,423
Rigel Pharmaceuticals, Inc. (a)	86,663	63,143
Rocket Pharmaceuticals, Inc. (a)	28,680	535,169
Sage Therapeutics, Inc. (a)	28,181	1,061,296
Sana Biotechnology, Inc. (a)	44,438	257,740

		Shares	Value

Sangamo Therapeutics, Inc. (a)		64,464	$ 282,997
Sarepta Therapeutics, Inc. (a)		43,959	5,012,205
Scholar Rock Holding Corp. (a)		20,331	198,431
Seagen, Inc. (a)		72,990	9,281,408
Seres Therapeutics, Inc. (a)		51,820	459,125
Sorrento Therapeutics, Inc. (a)		205,857	323,195
SpringWorks Therapeutics, Inc. (a)		14,185	340,582
Stoke Therapeutics, Inc. (a)		8,996	133,591
Syndax Pharmaceuticals, Inc. (a)		25,254	579,832
Tango Therapeutics, Inc. (a)		17,851	143,522
TG Therapeutics, Inc. (a)		71,956	418,784
Travere Therapeutics, Inc. (a)		28,993	628,568
Twist Bioscience Corp. (a)		28,551	937,329
Ultragenyx Pharmaceutical, Inc. (a)		35,405	1,432,486
uniQure N.V. (a)		21,721	404,445
United Therapeutics Corp. (a)		23,964	5,524,421
Vanda Pharmaceuticals, Inc. (a)		28,849	302,049
Vaxart, Inc. (a)		64,088	107,027
Vaxcyte, Inc. (a)		27,701	1,208,041
VBI Vaccines, Inc. (a)		98,336	70,812
Vera Therapeutics, Inc. (a)		7,698	143,491
Veracyte, Inc. (a)		38,685	777,955
Vericel Corp. (a)		22,413	602,461
Vertex Pharmaceuticals, Inc. (a)		135,166	42,171,792
Verve Therapeutics, Inc. (a)		16,875	636,188
Vir Biotechnology, Inc. (a)		39,075	858,869
Viridian Therapeutics, Inc. (a)		14,986	298,221
Xencor, Inc. (a)		30,431	852,068
Xenon Pharmaceuticals, Inc. (a)		24,801	906,973
Y-mAbs Therapeutics, Inc. (a)		17,395	62,796
Zentalis Pharmaceuticals, Inc. (a)		23,938	600,604
TOTAL BIOTECHNOLOGY	557,448,041
HEALTH CARE EQUIPMENT & SUPPLIES – 20.9%
Health Care Equipment – 19.7%
Abbott Laboratories		925,368	91,555,910
ABIOMED, Inc. (a)		24,059	6,064,793
Alphatec Holdings, Inc. (a)		37,352	382,485
AngioDynamics, Inc. (a)		20,666	291,184
Artivion, Inc. (a)		20,662	230,588
AtriCure, Inc. (a)		23,269	980,090
Axonics, Inc. (a)		19,822	1,449,781
Baxter International, Inc.		266,248	14,470,579
Becton Dickinson and Co.		150,656	35,550,296
Boston Scientific Corp. (a)		755,524	32,570,640
Butterfly Network, Inc. (a)		57,025	279,423
Cardiovascular Systems, Inc. (a)		20,740	299,486
CONMED Corp.		15,815	1,260,930
CryoPort, Inc. (a)		26,114	724,925
Cutera, Inc. (a)		7,826	359,761
Danaher Corp.		365,084	91,880,690
DexCom, Inc. (a)		207,437	25,054,241

Quarterly Report	3

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Edwards Lifesciences Corp. (a)	328,594	$ 23,800,063
Enovis Corp. (a)	25,900	1,280,755
Envista Holdings Corp. (a)	85,677	2,828,198
Glaukos Corp. (a)	24,846	1,393,115
Globus Medical, Inc. Class A (a)	41,759	2,797,853
Heska Corp. (a)	5,412	388,365
Hologic, Inc. (a)	131,934	8,945,125
IDEXX Laboratories, Inc. (a)	44,413	15,974,468
Inari Medical, Inc. (a)	22,361	1,720,232
Inogen, Inc. (a)	11,785	267,048
Insulet Corp. (a)	36,689	9,495,480
Integer Holdings Corp. (a)	17,465	1,088,593
Integra LifeSciences Holdings Corp. (a)	39,806	2,000,252
Intuitive Surgical, Inc. (a)	189,748	46,767,190
iRhythm Technologies, Inc. (a)	15,737	2,006,310
LeMaitre Vascular, Inc.	10,654	462,384
LivaNova PLC (a)	28,242	1,330,198
Masimo Corp. (a)	27,921	3,674,404
Medtronic PLC	703,409	61,435,742
Mesa Laboratories, Inc.	2,814	372,039
Nevro Corp. (a)	17,562	673,327
Novocure Ltd. (a)	49,963	3,530,386
NuVasive, Inc. (a)	27,392	1,208,809
Orthofix Medical, Inc. (a)	10,871	174,588
Outset Medical, Inc. (a)	21,008	326,464
Paragon 28, Inc. (a)	13,965	278,881
Penumbra, Inc. (a)	19,006	3,258,959
PROCEPT BioRobotics Corp. (a)	5,754	261,404
QuidelOrtho Corp. (a)	26,343	2,366,128
ResMed, Inc.	77,315	17,294,592
Senseonics Holdings, Inc. (a)	189,739	223,892
Shockwave Medical, Inc. (a)	18,905	5,542,001
SI-BONE, Inc. (a)	14,870	289,073
Steris PLC	52,983	9,143,806
Stryker Corp.	179,868	41,232,940
Surmodics, Inc. (a)	7,125	243,248
Tactile Systems Technology, Inc. (a)	10,355	77,041
Tandem Diabetes Care, Inc. (a)	33,905	1,903,766
Teleflex, Inc.	24,789	5,318,728
TransMedics Group, Inc. (a)	15,689	756,524
Treace Medical Concepts, Inc. (a)	8,328	203,869
Varex Imaging Corp. (a)	20,494	453,122
ViewRay, Inc. (a)	70,229	301,282
Zimmer Biomet Holdings, Inc.	110,647	12,541,837
Zimvie, Inc. (a)	10,938	95,926
		599,134,209
Health Care Supplies – 1.2%
Align Technology, Inc. (a)	39,642	7,702,441
Atrion Corp.	747	448,432

		Shares	Value

Avanos Medical, Inc. (a)		25,099	$ 555,943
BioLife Solutions, Inc. (a)		16,340	384,317
Bioventus, Inc. Class A (a)		15,823	128,799
Cerus Corp. (a)		90,517	331,292
DENTSPLY SIRONA, Inc.		113,475	3,497,299
Embecta Corp.		30,641	947,420
Establishment Labs Holdings, Inc. (a)		10,380	585,328
Figs, Inc. Class A (a)		37,530	276,971
Haemonetics Corp. (a)		27,286	2,317,946
ICU Medical, Inc. (a)		10,816	1,605,203
Lantheus Holdings, Inc. (a)		36,167	2,675,996
Meridian Bioscience, Inc. (a)		23,028	736,205
Merit Medical Systems, Inc. (a)		29,983	2,061,931
Neogen Corp. (a)		113,989	1,504,655
OraSure Technologies, Inc. (a)		36,592	159,541
OrthoPediatrics Corp. (a)		7,698	327,088
Pulmonx Corp. (a)		14,451	193,065
Silk Road Medical, Inc. (a)		18,359	809,265
STAAR Surgical Co. (a)		21,619	1,532,138
The Cooper Cos., Inc.		26,020	7,113,608
			35,894,883
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	635,029,092
HEALTH CARE PROVIDERS & SERVICES – 23.4%
Health Care Distributors – 2.0%
AdaptHealth Corp. (a)		35,792	816,057
AmerisourceBergen Corp.		82,962	13,043,286
Cardinal Health, Inc.		143,977	10,927,854
Henry Schein, Inc. (a)		72,967	4,995,321
McKesson Corp.		76,825	29,913,350
Owens & Minor, Inc.		38,415	653,055
Patterson Cos., Inc.		46,446	1,206,203
PetIQ, Inc. (a)		14,477	119,001
			61,674,127
Health Care Facilities – 1.6%
Acadia Healthcare Co., Inc. (a)		47,737	3,881,018
Brookdale Senior Living, Inc. (a)		92,283	412,505
Cano Health, Inc. (a)		75,470	270,183
Community Health Systems, Inc. (a)		60,095	172,473
Encompass Health Corp.		52,902	2,879,985
HCA Healthcare, Inc.		124,930	27,168,527
National HealthCare Corp.		7,679	467,805
Select Medical Holdings Corp.		58,316	1,497,555
Surgery Partners, Inc. (a)		21,037	571,996
Tenet Healthcare Corp. (a)		53,822	2,387,544
The Ensign Group, Inc.		27,943	2,508,722
The Joint Corp. (a)		7,427	122,694
The Pennant Group, Inc. (a)		13,743	169,176
Universal Health Services, Inc. Class B		35,565	4,120,917
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Facilities – continued
US Physical Therapy, Inc.	6,858	$ 608,990
		47,240,090
Health Care Services – 5.8%
1Life Healthcare, Inc. (a)	71,945	1,230,260
Accolade, Inc. (a)	29,775	320,975
Addus HomeCare Corp. (a)	8,557	876,408
Agiliti, Inc. (a)	17,099	298,720
agilon health, Inc. (a)	107,432	2,132,525
Amedisys, Inc. (a)	17,111	1,669,863
AMN Healthcare Services, Inc. (a)	23,549	2,955,400
Apollo Medical Holdings, Inc. (a)	20,472	725,937
Aveanna Healthcare Holdings, Inc. (a)	24,116	33,521
CareMax, Inc. (a)	25,128	176,901
Castle Biosciences, Inc. (a)	12,029	306,980
Chemed Corp.	7,890	3,683,604
Cigna Corp.	167,678	54,170,055
CorVel Corp. (a)	5,087	835,336
Cross Country Healthcare, Inc. (a)	18,859	699,480
CVS Health Corp.	693,023	65,629,278
DaVita, Inc. (a)	30,126	2,199,499
DocGo, Inc. (a)	41,887	414,681
Enhabit, Inc. (a)	26,162	324,932
Fulgent Genetics, Inc. (a)	10,297	408,070
Guardant Health, Inc. (a)	48,482	2,399,859
Hims & Hers Health, Inc. (a)	61,706	280,145
Laboratory Corp. of America Holdings	48,991	10,869,143
LHC Group, Inc. (a)	15,524	2,594,061
ModivCare, Inc. (a)	6,673	648,883
National Research Corp.	8,197	333,864
Oak Street Health, Inc. (a)	56,997	1,153,049
Option Care Health, Inc. (a)	76,177	2,305,116
Pediatrix Medical Group, Inc. (a)	43,738	848,517
Premier, Inc. Class A	62,257	2,171,524
Privia Health Group, Inc. (a)	40,063	1,341,309
Quest Diagnostics, Inc.	62,140	8,926,411
R1 RCM, Inc. (a)	73,932	1,305,639
RadNet, Inc. (a)	26,716	510,810
Signify Health, Inc. Class A (a)	37,139	1,085,573
		175,866,328
Managed Health Care – 14.0%
Alignment Healthcare, Inc. (a)	43,989	582,414
Centene Corp. (a)	309,111	26,314,619
Clover Health Investments Corp. (a)	172,745	272,937
Elevance Health, Inc.	127,413	69,665,606
HealthEquity, Inc. (a)	44,455	3,463,489
Humana, Inc.	66,852	37,308,764
Molina Healthcare, Inc. (a)	31,023	11,132,914
Progyny, Inc. (a)	38,761	1,723,702

		Shares	Value

UnitedHealth Group, Inc.		495,839	$ 275,265,021
			425,729,466
TOTAL HEALTH CARE PROVIDERS & SERVICES	710,510,011
HEALTH CARE TECHNOLOGY – 0.9%
Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc. (a)		60,414	888,086
American Well Corp. Class A (a)		101,939	416,930
Certara, Inc. (a)		54,267	663,685
Computer Programs & Systems, Inc. (a)		7,472	241,346
Definitive Healthcare Corp. (a)		17,829	281,342
Evolent Health, Inc. Class A (a)		41,192	1,310,318
GoodRx Holdings, Inc. Class A (a)		38,424	206,337
Health Catalyst, Inc. (a)		26,007	229,382
HealthStream, Inc. (a)		13,279	327,991
Inspire Medical Systems, Inc. (a)		14,521	2,830,869
Multiplan Corp. (a)		100,145	287,416
NextGen Healthcare, Inc. (a)		30,667	614,567
Omnicell, Inc. (a)		23,357	1,805,963
OptimizeRx Corp. (a)		8,304	128,006
Phreesia, Inc. (a)		26,307	718,707
Schrodinger, Inc. (a)		30,683	735,471
Sema4 Holdings Corp. (a)		56,555	58,252
Simulations Plus, Inc.		8,404	348,766
Teladoc Health, Inc. (a)		85,564	2,536,117
Veeva Systems, Inc. Class A (a)		74,092	12,443,010
TOTAL HEALTH CARE TECHNOLOGY	27,072,561
LIFE SCIENCES TOOLS & SERVICES – 8.4%
Life Sciences Tools & Services – 8.4%
10X Genomics, Inc. Class A (a)		44,749	1,216,278
23andMe Holding Co. Class A (a)		129,281	405,942
Adaptive Biotechnologies Corp. (a)		53,410	415,530
Agilent Technologies, Inc.		158,020	21,862,067
Avantor, Inc. (a)		322,306	6,500,912
Bionano Genomics, Inc. (a)		156,637	366,531
Bio-Rad Laboratories, Inc. Class A (a)		11,827	4,159,674
Bio-Techne Corp.		20,707	6,134,656
Bruker Corp.		55,041	3,403,735
Charles River Laboratories International, Inc. (a)		26,831	5,694,880
Codexis, Inc. (a)		30,768	172,916
Cytek Biosciences, Inc. (a)		35,082	544,473
Illumina, Inc. (a)		83,026	18,998,009
IQVIA Holdings, Inc. (a)		100,033	20,973,919
Maravai LifeSciences Holdings, Inc. Class A (a)		58,508	971,233
MaxCyte, Inc. (a)		39,535	273,582

Quarterly Report	5

Common Stocks – continued
		Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Medpace Holdings, Inc. (a)		13,520	$ 3,001,170
Mettler-Toledo International, Inc. (a)		11,990	15,166,511
NanoString Technologies, Inc. (a)		23,899	249,984
NeoGenomics, Inc. (a)		64,275	488,811
Pacific Biosciences of California, Inc. (a)		114,538	966,701
PerkinElmer, Inc.		66,737	8,914,728
Quanterix Corp. (a)		18,216	201,651
Quantum-Si, Inc. (a)		42,679	129,317
Repligen Corp. (a)		27,815	5,075,959
Seer, Inc. (a)		20,107	157,438
SomaLogic, Inc. (a)		71,430	247,862
Sotera Health Co. (a)		51,748	356,026
Syneos Health, Inc. (a)		54,036	2,722,334
Thermo Fisher Scientific, Inc.		206,887	106,333,711
Waters Corp. (a)		31,862	9,532,155
West Pharmaceutical Services, Inc.		39,170	9,013,017
TOTAL LIFE SCIENCES TOOLS & SERVICES	254,651,712
PHARMACEUTICALS – 27.9%
Pharmaceuticals – 27.9%
Aclaris Therapeutics, Inc. (a)		24,797	387,081
Aerie Pharmaceuticals, Inc. (a)		23,193	352,997
Amneal Pharmaceuticals, Inc. (a)		50,177	110,389
Amphastar Pharmaceuticals, Inc. (a)		20,451	631,936
ANI Pharmaceuticals, Inc. (a)		7,037	271,558
Arvinas, Inc. (a)		24,145	1,200,248
ATAI Life Sciences N.V. (a)		63,018	185,903
Atea Pharmaceuticals, Inc. (a)		39,085	234,510
Axsome Therapeutics, Inc. (a)		15,448	697,477
Bristol-Myers Squibb Co.		1,125,204	87,169,554
Cara Therapeutics, Inc. (a)		23,689	222,677
Cassava Sciences, Inc. (a)		19,966	727,561
Catalent, Inc. (a)		89,893	5,908,667
CinCor Pharma, Inc. (a)		8,953	301,179
Collegium Pharmaceutical, Inc. (a)		16,416	294,503
Corcept Therapeutics, Inc. (a)		50,913	1,456,112
DICE Therapeutics, Inc. (a)		15,928	565,603
Elanco Animal Health, Inc. (a)		226,284	2,984,686
Eli Lilly & Co.		426,833	154,551,961
Evolus, Inc. (a)		18,897	161,758
Fulcrum Therapeutics, Inc. (a)		19,848	110,355
Harmony Biosciences Holdings, Inc. (a)		12,251	637,052
Innoviva, Inc. (a)		32,764	444,280
Intra-Cellular Therapies, Inc. (a)		44,749	2,043,687
Jazz Pharmaceuticals PLC (a)		33,045	4,751,541
Johnson & Johnson		1,390,745	241,947,908
Merck & Co., Inc.		1,336,565	135,260,378
Nektar Therapeutics (a)		98,764	371,353

		Shares	Value

NGM Biopharmaceuticals, Inc. (a)		13,870	$ 74,066
Nuvation Bio, Inc. (a)		63,952	140,694
Organon & Co.		134,512	3,521,524
Pacira BioSciences, Inc. (a)		24,077	1,246,226
Perrigo Co. PLC		71,086	2,863,344
Pfizer, Inc.		2,965,557	138,046,678
Phathom Pharmaceuticals, Inc. (a)		10,507	111,374
Phibro Animal Health Corp. Class A		11,060	162,471
Prestige Consumer Healthcare, Inc. (a)		26,542	1,446,008
Provention Bio, Inc. (a)		30,688	212,975
Reata Pharmaceuticals, Inc. Class A (a)		14,031	451,798
Relmada Therapeutics, Inc. (a)		11,818	75,517
Revance Therapeutics, Inc. (a)		42,579	949,938
Roivant Sciences Ltd. (a)		150,546	773,806
Royalty Pharma PLC Class A		183,759	7,776,681
SIGA Technologies, Inc.		24,116	221,626
Supernus Pharmaceuticals, Inc. (a)		28,165	965,215
Theravance Biopharma, Inc. (a)		31,354	312,599
Tilray Brands, Inc. (a)		264,958	1,078,379
Tricida, Inc. (a)		13,008	4,323
Viatris, Inc.		640,300	6,486,239
Zoetis, Inc.		248,726	37,502,906
Zogenix, Inc. (a)		23,800	16,184
TOTAL PHARMACEUTICALS	848,423,485
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.0%
Semiconductor Equipment – 0.0%
Azenta, Inc.		39,446	1,751,402
TOTAL COMMON STOCKS (Cost $2,436,446,410)			3,034,886,304
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $8,274,000)		8,274,000	8,274,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $2,444,720,410)	3,043,160,304
NET OTHER ASSETS (LIABILITIES) (c) – (0.1%)	(2,095,958)
NET ASSETS – 100.0%	$3,041,064,346

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $281,000 of cash collateral to cover margin requirements for futures contracts.
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	December 2022	$ 463,250	$ 30,579	$ 30,579
CME E-mini S&P Health Care Select Sector Index Contracts (United States)	39	December 2022	5,245,890	318,353	318,353
Total Equity Index Contracts					$ 348,932
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
Quarterly Report	7

comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
8	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	9

10	Quarterly Report